Note 5 - Revenues - Contract Assets and Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Beginning balance	$ 580
Unbilled membership dues	1,670
Billings	(1,696)
Ending balance	554
Beginning balance	2,700
Ending balance	2,900
Deferred Membership Dues [Member]
Beginning balance	2,718
Billings	5,341
Revenue recognized	(5,160)
Ending balance	2,899
Customer Advance Deposits [Member]
Beginning balance	430
Billings	1,507
Revenue recognized	(1,484)
Ending balance	$ 453